CONSOLIDATED BALANCE SHEETS - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT
Cash and cash equivalents	R$ 583,352	R$ 792,252
Restricted cash	1,560,088	1,329,876
Marketable Securities	6,408,104	6,924,358
Accounts Receivable, net	4,079,221	4,662,368
Financial assets - Concessions and Itaipu	6,013,891	7,224,354
Financing and loans	3,903,084	2,471,960
Contractual transmission assets	1,302,959
Dividends receivables	219,895	245,577
Recoverable taxes	1,216,261	1,066,207
Income tax and social contributions	2,420,165	1,874,475
Reimbursement rights	454,139	1,567,794
Inventory	380,292	479,243
Nuclear fuel inventory	510,638	465,152
Derivative financial instruments	182,760	209,327
Hydrological Risk	81,301	104,530
Assets held for sale	15,424,359	5,825,879
Others	2,104,904	2,115,375
TOTAL CURRENT ASSETS	46,845,413	37,358,727
LONG-TERM RECEIVABLES
Reimbursement rights	5,802,172	6,509,032
Financing and loans	9,971,857	7,794,891
Accounts Receivable, net	8,413	462,376
Marketable Securities	293,833	331,862
Nuclear fuel inventory	828,410	831,008
Recoverable taxes	265,805	1,635,142
Current income and social contribution taxes		471,568
Deferred income and social contributions taxes	553,409	1,010,810
Guarantees and restricted deposits	5,788,905	5,874,708
Contractual transmission assets	13,268,837
Financial assets - Concessions and Itaipu	34,100,453	50,660,769
Derivative financial instruments	188,262	216,904
Advances for future capital increase	459,563	959,838
Hydrological Risk	227,083	325,132
Others	1,604,403	1,108,629
Total long term assets excluding investments, fixed assets and intangible assets	73,361,405	78,192,669
INVESTMENTS
Accounted for-by the equity method	26,536,198	27,289,705
Maintained at fair value	1,447,150	1,418,659
INVESTMENTS	27,983,348	28,708,364
FIXED ASSETS, NET	32,370,392	27,965,837
INTANGIBLE ASSETS	649,650	749,762
TOTAL NON-CURRENT ASSETS	134,364,795	135,616,632
TOTAL ASSETS	181,210,208	172,975,359
CURRENT
Financing and loans	12,066,912	5,886,141
Debentures	36,073	183,432
Compulsory loan	15,659	42,260
Suppliers	3,360,550	10,443,752
Advances from clients	421,002	654,853
Taxes payable	1,277,051	1,173,319
Current income and social contribution taxes	2,953,072	1,498,218
Provisions for Onerous contracts	9,436	12,048
Shareholders' Compensation	1,305,633	18,339
Payroll	1,366,376	1,204,222
Reimbursement obligations	1,250,619	1,392,542
Post-employment benefits	164,160	193,847
Provision for contingencies	931,364	1,518,387
Sector fees	653,017	728,180
Commercial leasing	152,122	145,324
Derivative financial instruments	962	2,466
Liabilities associated with assets held for sale	10,294,967	7,630,670
Others	264,996	1,458,952
TOTAL CURRENT LIABILITIES	36,523,971	34,186,952
NON-CURRENT
Financing and loans	42,305,886	39,235,650
Suppliers	16,555	7,795,345
Debentures	432,155	287,347
Advances from clients	448,881	519,391
Compulsory loan	477,459	458,874
Asset decomission obligation	2,620,128	2,470,400
Provisions for contingencies	23,196,295	23,033,963
Post-employment benefits	2,894,949	2,001,715
Onerous contracts	715,942	2,067,179
Reimbursement obligations		1,062,634
Commercial leasing	823,993	932,496
Concessions payable - Use of public goods	64,144	63,082
Advances for future capital increase	3,873,412	3,639,441
Derivative financial instruments	25,459	39,594
Regulatory fees	721,536	698,423
Taxes to be collected	248,582	326,527
Deferred income tax and social contributions	8,315,386	8,901,931
Others	1,496,527	2,501,883
TOTAL NON-CURRENT LIABILITIES	88,677,289	96,035,875
NET EQUITY
Capital stock	31,305,331	31,305,331
Capital reserve	13,867,170	13,867,170
Profit reserves	15,887,829	1,321,854
Adjustments to equity		22,434
Accumulated other comprehensive loss	(5,517,424)	(4,177,412)
Non-controlling interests	466,042	413,155
TOTAL NET EQUITY	56,008,948	42,752,532
TOTAL LIABILITIES AND NET EQUITY	R$ 181,210,208	R$ 172,975,359